Statement of Operations - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Formation costs	$ 517			$ 20,517
Loss from operations	(517)			(20,517)
Other income (expense):
Loss before provision for income taxes	(517)			(20,517)
Income tax expense
Net income (loss)	$ (517)			$ (20,517)
Weighted average shares outstanding, Basic				1
Weighted average shares outstanding, Diluted	1			1
Basic net loss per share	$ (517)			$ (20,517)
Diluted net loss per share	$ (517)			$ (20,517)
DT Cloud Star Acquisition Corp [Member]
Operating expenses:
Formation costs		$ 96,067	$ 82,711		$ 334,383	$ 163,570	$ 437,174	$ 222,248
General and administrative		30,000	30,000		60,000	60,000	120,000	50,000
Total operating expenses		126,067	112,711		394,383	223,570
Loss from operations		(126,067)	(112,711)		(394,383)	(223,570)	(557,174)	(272,248)
Other income (expense):
Interest from operating account		6	2,050		17	5,487	6,205	9,577
Interest earned in Trust Account		108,188	497,026		266,204	1,234,732	2,626,342	1,192,605
Unrealized gained on marketable securities held in Trust Account		53,408	245,133		53,408	245,133	57,342	263,682
Total other income (expense)		161,602	744,209		319,629	1,485,352	2,689,889	1,465,864
Loss before provision for income taxes		35,535	631,498		(74,754)	1,261,782
Net income (loss)		$ 35,535	$ 631,498		$ (74,754)	$ 1,261,782	2,132,715	1,193,616
DT Cloud Star Acquisition Corp [Member] | Redeemable Ordinary Shares [Member]
Other income (expense):
Net income (loss)							$ 2,265,816	$ 4,527,776
Weighted average shares outstanding, Basic		1,652,509	6,900,000		1,652,509	6,900,000	6,281,802	2,978,689
Weighted average shares outstanding, Diluted		1,652,509	6,900,000		1,652,509	6,900,000	6,281,802	2,978,689
Basic net loss per share		$ 0.063	$ 0.095		$ 0.085	$ 0.190	$ 0.36	$ 1.52
Diluted net loss per share		$ 0.063	$ 0.095		$ 0.085	$ 0.190	$ 0.36	$ 1.52
DT Cloud Star Acquisition Corp [Member] | Non-Redeemable Ordinary Shares [Member]
Other income (expense):
Net income (loss)							$ (133,101)	$ (3,334,160)
Weighted average shares outstanding, Basic		2,000,900	2,000,900		2,000,900	2,000,900	2,000,900	1,716,236
Weighted average shares outstanding, Diluted		2,000,900	2,000,900		2,000,900	2,000,900	2,000,900	1,716,236
Basic net loss per share		$ (0.035)	$ (0.012)		$ (0.108)	$ (0.025)	$ (0.07)	$ (1.94)
Diluted net loss per share		$ (0.035)	$ (0.012)		$ (0.108)	$ (0.025)	$ (0.07)	$ (1.94)
PRIMEGEN US, INC. [Member]
Revenues					$ 87,180
Cost of revenue					6,704
Gross profit					80,476
Operating expenses:
General and administrative					5,295,556	2,362,645	2,969,827	10,101,125
Research and development					1,710,173	1,540,261	3,542,159	3,988,908
Total operating expenses					7,005,729	3,902,906	6,511,986	14,090,033
Loss from operations					(6,925,253)	(3,902,906)	(6,511,986)	(14,090,033)
Other income (expense):
Impairment of investment							(250,000)
Interest income					45	511	623	52,865
Other income								170,389
Total other income (expense)					(40,975)	511	(252,510)	(53,895)
Loss before provision for income taxes					(6,966,228)	(3,902,395)	(6,764,496)	(14,143,928)
Income tax expense					(800)	(800)	(800)	(800)
Net income (loss)					$ (6,967,028)	$ (3,903,195)	$ (6,765,296)	$ (14,144,728)
Weighted average shares outstanding, Basic					122,852,998		120,859,501	105,140,459
Weighted average shares outstanding, Diluted					122,852,998	120,746,555	120,859,501	105,140,459
Basic net loss per share					$ (0.06)	$ (0.03)	$ (0.06)	$ (0.13)
Diluted net loss per share					$ (0.06)	$ (0.03)	$ (0.06)	$ (0.13)
PRIMEGEN US, INC. [Member] | Related Party [Member]
Other income (expense):
Interest expense					$ (14,413)		$ (3,133)	$ (154,500)
PRIMEGEN US, INC. [Member] | Nonrelated Party [Member]
Other income (expense):
Interest expense					$ (26,607)			$ (122,649)